Share-Based Payments - Summary of Inputs Used in Measurement of Fair Value at Grant Date (Details)						1 Months Ended
	May 17, 2021 EUR (€) yr € / shares	May 17, 2021 EUR (€) yr $ / shares	May 12, 2021 EUR (€) yr € / shares	May 12, 2021 EUR (€) yr $ / shares	Feb. 13, 2020 $ / shares	May 31, 2025 EUR (€) yr € / shares	Aug. 31, 2024 EUR (€) yr € / shares	May 31, 2023 EUR (€) yr € / shares	May 31, 2022 EUR (€) yr € / shares	Feb. 29, 2020 EUR (€) yr € / shares	Jan. 31, 2025 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €											€ 116.58
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €	€ 21.60	€ 21.60	€ 25.65	€ 25.65			€ 33.49	€ 45.73	€ 29.27	€ 10.83
Weighted average share price (in euros per share) | € / shares	€ 168.77		€ 158.41				€ 74.48	€ 98.93	€ 139.03	€ 28.20
Exercise price (in euros per share) | (per share)	€ 159.00	€ 186.83	€ 157.64	€ 185.23	$ 30.78		€ 75.91	€ 96.97	€ 129.45	€ 28.32
Expected volatility	58.70%	58.70%	58.70%	58.70%			48.90%	47.20%	64.50%	36.60%
Expected life (in years) | yr	4.6	4.6	4.6	4.6			5.8	5.8	5.8	4.7
Risk-free interest rate	3.80%	3.80%	3.80%	3.80%			3.80%	3.70%	3.90%	1.60%
Management Board Grant ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €						€ 46.15
Weighted average share price (in euros per share) | € / shares						€ 83.00
Exercise price (in euros per share) | € / shares						€ 93.35
Expected volatility						66.40%
Expected life (in years) | yr						5.8
Risk-free interest rate						4.50%
Management Board Grant PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €						€ 46.01
Weighted average share price (in euros per share) | € / shares						€ 83.87
Expected volatility						57.70%
Expected life (in years) | yr						5.8
Risk-free interest rate						4.50%